Financial Instruments - Schedule of Carrying Value and Fair Value of Financial Instruments by Categories (Details) - USD ($) $ in Millions	Mar. 31, 2026		Mar. 31, 2025
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	$ 8,098		$ 8,738
Financial assets at fair value through profit or loss designated upon initial recognition	6		3
Financial assets at fair value through profit or loss mandatory	282		326
Financial assets at fair value through OCI equity instruments designated upon initial recognition	72		27
Financial assets at fair value through OCI mandatory	1,899		2,228
Financial assets total carrying value	10,357		11,322
Financial assets total fair value	10,357		11,333
Financial liabilities amortised cost	3,403		3,381
Financial liabilities at fair value through profit or loss mandatory	161		83
Financial liabilities at fair value through OCI mandatory	6		4
Financial liabilities total carrying value	3,570		3,468
Financial liabilities total fair value	3,570		3,468
Trade Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	500		487
Financial liabilities total carrying value	500		487
Financial liabilities total fair value	500		487
Lease liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	967		962
Financial liabilities total carrying value	967		962
Financial liabilities total fair value	967		962
Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at fair value through profit or loss mandatory	57		3
Financial liabilities at fair value through OCI mandatory	6		4
Financial liabilities total carrying value	63		7
Financial liabilities total fair value	63		7
Financial Liability Under Option Arrangements
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at fair value through profit or loss mandatory	93		77
Financial liabilities total carrying value	93		77
Financial liabilities total fair value	93		77
Other Liabilities Including Contingent Consideration
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	1,936		1,932
Financial liabilities at fair value through profit or loss mandatory	11		3
Financial liabilities total carrying value	1,947		1,935
Financial liabilities total fair value	1,947		1,935
Contingent Consideration
Disclosure Of Financial Instruments [Line Items]
Financial liabilities total fair value	11		3
Cash and Cash Equivalents
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	2,341		2,861
Financial assets total carrying value	2,341		2,861
Financial assets total fair value	2,341		2,861
Mutual Funds
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	251		229
Mutual Funds | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	251		229
Financial assets total carrying value	251		229
Financial assets total fair value	251		229
Quoted Debt Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	981		1,602
Quoted Debt Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	57		193
Financial assets at fair value through OCI mandatory	922		1,389
Financial assets total carrying value	979		1,582
Financial assets total fair value	981	[1]	1,602	[2]
Target Maturity Fund Units
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value			54
Target Maturity Fund Units | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory			54
Financial assets total carrying value			54
Financial assets total fair value			54
Certificates of Deposit
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	844		410
Certificates of Deposit | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through OCI mandatory	844		410
Financial assets total carrying value	844		410
Financial assets total fair value	844		410
Commercial Paper
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	127		426
Commercial Paper | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through OCI mandatory	127		426
Financial assets total carrying value	127		426
Financial assets total fair value	127		426
Quoted Equity Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	6		7
Quoted Equity Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through OCI equity instruments designated upon initial recognition	6		7
Financial assets total carrying value	6		7
Financial assets total fair value	6		7
Unquoted Equity and Preference Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	72		23
Unquoted Equity and Preference Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss designated upon initial recognition	6		3
Financial assets at fair value through OCI equity instruments designated upon initial recognition	66		20
Financial assets total carrying value	72		23
Financial assets total fair value	72		23
Unquoted Investments Others
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	28		23
Unquoted Investments Others | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	28		23
Financial assets total carrying value	28		23
Financial assets total fair value	28		23
Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	3,715		3,645
Financial assets total carrying value	3,715		3,645
Financial assets total fair value	3,715		3,645
Unbilled Revenue
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	1,211	[3]	1,195	[4]
Financial assets total carrying value	1,211	[3]	1,195	[4]
Financial assets total fair value	1,211	[3]	1,195	[4]
Prepayments and Other Assets
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	774		844
Financial assets total carrying value	774		844
Financial assets total fair value	772	[5]	835	[6]
Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	3		20
Financial assets at fair value through OCI mandatory	6		3
Financial assets total carrying value	9		23
Financial assets total fair value	$ 9		$ 23

[1]	On account of fair value changes including interest accrued
[2]	On account of fair value changes including interest accrued
[3]	Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones
[4]	Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones
[5]	Excludes interest accrued on quoted debt securities carried at amortized cost of $2 million
[6]	Excludes interest accrued on quoted debt securities carried at amortized cost of $9 million